Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2021 shares year $ / shares	Dec. 31, 2020 shares year $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	10,778,724	15,650,234	12,825,541
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	6	7
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 60	$ 59	$ 57
$40-$49
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	0	187,744
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	0	0
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 0	$ 48
$40-$49 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	40
$40-$49 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 49
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	7,442,442	11,998,200
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	4	5
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 58	$ 58
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER (in shares) | shares	3,336,282	3,464,290
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	8	9
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 65	$ 65
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 60